Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of key management personnel compensation
For each of the periods presented, the following compensation was granted to the members of the Executive Committee of the Company and were recognized as expense:

	Year ended December 31,
(in thousands of euro)	2019	2020	2021
Personnel expenses and other short-term employee benefits	2,811	3,131	3,456
Extra pension benefits	12	—	11
Share-based compensation	2,450	1,363	2,067
Executive Committee members compensation	5,273	4,494	5,534

Disclosure of transactions between related parties	The payments between the two companies as well as the liabilities and receivables as of 31 December 2021 are as follows:

	As of December 31, 2021
(in thousands of euros)	Payments	Assets/Liabilities
Collection (AstraZeneca towards the Company) / Receivables	5,317	988
Payments (the Company towards AstraZeneca) / Liabilities	(13,030)	(9,522)
Total(1)	(7,713)	(8,534)